TAXATION - Components of deferred income tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry forwards				¥ 273	¥ 78
Long-term lease liabilities				5,652
Less: Valuation allowance	¥ (273)	¥ (78)	¥ (24)	(273)	¥ (78)
Total deferred tax assets, net				5,652
Deferred income tax liabilities
Right of use assets				5,652
Total deferred income tax liabilities				¥ 5,652
Movements of the valuation allowance:
Balance at the beginning of the year	(78)	(24)
Additions of valuation allowance	(195)	(54)	(24)
Balance at the end of the year	¥ (273)	¥ (78)	¥ (24)